Borrowings	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Borrowings
14.	Borrowings

The components of borrowings as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31		Interest rate*	Maturity
	2018	2019
Current:
Short-term borrowings	33,778	28,871	0.04% – 3.85%
Current portion of long-term borrowings	3,027	9,375	0.45% – 3.28%

Total	36,805	38,246

Non-current:
Long-term borrowings	33,465	70,384	0.26% – 3.64%	April 2020 – February 2024

Total	33,465	70,384

*	27,000 million yen of short-term borrowings have variable interest rates based on TIBOR plus a spread that on average is 0.24%, and the remainder have fixed interest rates.

The interest rate on short-term borrowings represents the weighted average interest rate on the balance as of March 31, 2019. Maturity of long-term borrowings represents the maturity of the outstanding balance as of March 31, 2019.

Assets pledged as collateral to borrowings as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Property, plant and equipment (carrying amount)
Buildings and structures	1,734	1,610
Land	1,390	1,390

Total	3,124	3,000

The liabilities related to these assets pledged as collateral as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current portion of long-term borrowings	96	61
Long-term borrowings	61	—

Total	157	61

Certain of the Company’s borrowings are subject to debt covenants. As of March 31, 2019, the outstanding principal of borrowings subject to debt covenants was 57,000 million yen, repayable at maturity, all of which were due after more than one year.

Of the above, 17,000 million yen in borrowings were subject to the following key debt covenants:

•

Consolidated shareholders’ equity under Japanese GAAP at the end of a fiscal year is no less than 128,006 million yen (such amount being 75% of 170,675 million yen, which was the amount of consolidated shareholders’ equity under Japanese GAAP as of March 31, 2015);

•	The Company’s corporate rating of BBB- or better by the rating agency Rating and Investment Information, Inc. (its current credit rating is A-); and

•	No consolidated operating loss, and no operating loss in the electronic components segment, as determined under Japanese GAAP, for more than two consecutive fiscal years.

The remaining 40,000 million yen in borrowings were subject to the following key debt covenants:

•

Consolidated shareholders’ equity under Japanese GAAP as of March 31, 2019 is no less than 228,816 million yen (such amount being 75% of 305,088 million yen, which was the amount of consolidated shareholders’ equity under Japanese GAAP as of March 31, 2018);

•

Consolidated shareholders’ equity under Japanese GAAP as of March 31, 2020, and later fiscal year ends, is no less than 75% of the amount of consolidated shareholders’ equity under Japanese GAAP as of June 30, 2019; and

•	No consolidated operating loss, as determined under Japanese GAAP, for more than two consecutive fiscal years.

Violation of any of the above debt covenants triggers an immediate early repayment of all outstanding principal and interest, unless the Company resolves the breach within a remediation period of ten working days. Based on the Company’s current and projected business performance, the Company believes that the probability of breaching any of these debt covenants is low.

As of March 31, 2019, the Company was not in violation of any of these covenants and does not expect to be in violation in the near future.